111 Huntington Ave., Boston, Massachusetts  02199-7632

Phone 617-954-5000

November 22, 2016

VIA EDGAR

United States Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

MFS® Series Trust XI (the “Trust”) (File Nos. 33-68310 and 811-7992) on Behalf of MFS® Blended Research® Core Equity Fund (the “Fund”); Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to (1) the Securities Act of 1933, as amended and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended and (3) Regulation S-T, please find Post-Effective Amendment No. 43 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 41 to the above-captioned Registration Statement.

This Amendment is being filed for the primary purpose of incorporating changes to the Fund’s “Principal Investment Strategies” disclosure.

Additionally, the wording “Report does not exist”, which appears throughout the Prospectus, will be replaced in each instance with the appropriate required information in the 485(b) filing.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846.

Sincerely,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Senior Counsel and Vice President

BEL/bjn